Contingencies and Commitments (Details 4) - Bodega San Isidro SRL [Member] - Banco Credito de Peru (BCP) [Member] $ in Thousands	12 Months Ended
Dec. 31, 2019 USD ($)
Disclosure of commitments and contingent [Line Items]
Amount	$ 2,600,000
Due date	Dec. 26, 2020